Schedule of Supplemental Cash Flow and Other Information Related to Leases (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Leases
Operating cash flows from operating leases	$ 168,849	$ 132,694
Financing cash flows from finance leases	199,176	156,450
Operating leases	2,457,502
Finance leases	$ 128,050	$ 401,387
Operating lease weighted average remaining lease term1	8 years 6 months	6 years 9 months 18 days
Finance lease weighted average remaining lease term1	3 years	3 years 10 months 24 days
Operating lease weighted average discount rate percent	4.85%	6.54%
Finance lease weighted average discount rate percent	4.45%	4.57%